INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,595	$ 7,678
Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	812
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Borrowings	$ 417	417
Notes 5.95% to 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,229	1,229
Notes 4.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%
Borrowings	$ 533	533
Loan 1.85%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	1.85%
Notes 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%
Borrowings	$ 1,000	1,000
Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 404	406
Notes 8.13%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.13%
Borrowings	$ 269	0
Notes 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.38%
Borrowings	$ 1,250	1,250
Loans 10.10%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.10%
Borrowings	$ 404	0
Notes 7.75%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.75%
Borrowings	$ 0	262
Loans 10.15 to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings	97	85
Other bank loans and bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 111	112
Minimum | Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.35%
Minimum | Notes 5.95% to 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.95%
Minimum | Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%
Minimum | Loans 10.15 to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.15%
Maximum | Loan 7.35-7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Maximum | Notes 5.95% to 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%
Maximum | Notes 6.30-6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.30%
Maximum | Loans 10.15 to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%
Floating interest rate - % in addition to key rate | Loan 2.20%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	2.20%
Borrowings	$ 0	677
Floating interest rate - % in addition to key rate | Loan 1.85%
Disclosure of detailed information about borrowings [line items]
Borrowings	404	406
Floating interest rate - % in addition to key rate | Loan 1.90 to 2.15%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 807	0
Floating interest rate - % in addition to key rate | Minimum | Loan 1.90 to 2.15%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	1.90%
Floating interest rate - % in addition to key rate | Maximum | Loan 1.90 to 2.15%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	2.15%
6m KIBOR | Loan 0.35%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.35%
Borrowings	$ 24	80
6m KIBOR | Loans 0.55%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.55%
Borrowings	$ 272	273
6m KIBOR | Loan 0.55%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.55%
Borrowings	$ 85	0
3m KIBOR | Loan 0.55%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.55%
Borrowings	$ 28	0
3m KIBOR | Loan 0.88%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.88%
Borrowings	$ 57	0
NBU key rate | Loan 3.0%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	3.00%
Borrowings	$ 61	56
NBU key rate | Loan 3.50%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	3.50%
Borrowings	$ 47	0
Treasury Bill Rate | Loan 3.0%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	3.00%
Borrowings	$ 50	0
Average bank deposit rate | Loans 4.25%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	4.25%
Borrowings	$ 46	$ 80